CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Series A Preferred Stocks [Member]	Common Stocks [Member]	Additional Paid-in Capital [Member]	Treasury Stocks [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023		$ 26,221	$ 83,097,553	$ (20,000)	$ (65,908,406)	$ 41,821	$ 17,237,189
Beginning balance, shares at Dec. 31, 2023		26,220,508
Issuance of common stock for services		$ 633	735,017				735,650
Issuance of common stock for services, shares		633,292
Issuance of common stock for cash		$ 2,667	1,422,333				1,425,000
Issuance of common stock for cash, shares		2,667,568
Issuance of common stock for a reduction of liabilities		$ 700	858,590				859,290
Issuance of common stock for a reduction of liabilities, shares		700,000
Issuance of common stock on conversion of debt		$ 1,903	2,225,590				2,227,493
Issuance of common stock on conversion of debt, shares		1,903,095
Issuance of warrants for services			92,522				92,522
Stock based compensation		$ 2,203	2,549,756				2,551,959
Stock based compensation, shares		2,203,299
Stock based compensation - consultant		$ 13	19,985				19,998
Stock based compensation - Consultant, shares		13,157
Series A Preferred Stock issued as part consideration for the purchase of the Endeavor Entities	$ 108		105,897,709				105,897,709
Series A Preferred Stock issued as part consideration for the purchase of the Endeavor Entities, shares	107,789
Common stock issued as part consideration for the purchase of the Endeavor Entities		$ 6,724	10,415,927				10,422,651
Common stock issued as part consideration for the purchase of the Endeavor Entities, shares		6,724,291
Common stock distributable - Series A Preferred Stock Dividends		$ 645	852,555		(853,200)
Common stock distributable - Series A Preferred Stock Dividends, shares		643,980
Net loss					(22,189,820)	(4,161,105)	(26,350,925)
Ending balance, value at Dec. 31, 2024	$ 108	$ 41,709	208,167,537	(20,000)	(88,951,426)	(4,119,284)	115,118,644
Ending balance, shares at Dec. 31, 2024	107,789	208,546
Issuance of common stock for cash, net of offering costs		$ 53,266	9,603,719				9,656,985
Issuance of common stock for cash, net of offering costs, shares		266,329
Issuance of common stock for a reduction of liabilities		$ 600	719,042				719,642
Issuance of common stock for a reduction of liabilities, shares		2,999
Issuance of common stock for legal settlement		$ 11,412	1,975,649				1,987,061
Issuance of common stock for legal settlement, shares		57,057
Stock based compensation		$ 2,346	1,507,659				1,510,005
Stock based compensation, shares		11,728
Stock based compensation - consultant		$ 9,824	1,898,177				1,908,001
Stock based compensation - Consultant, shares		49,115
Common stock issued - Series A Preferred Stock Dividends		$ 6,036	4,860,214		(4,866,250)
Common stock issued - Series A Preferred Stock Dividends, shares		30,179
Common stock distributable - Series A Preferred Stock Dividends		$ 31,429	188,571		(220,000)
Common stock distributable - Series A Preferred Stock Dividends, shares		157,143
Shares issued with debt		$ 1,751	1,447,473				1,449,224
Shares issued with debt, shares		8,750
Shares issued with debt conversion		$ 244,252	16,319,397				16,563,649
Shares issued with debt conversion, shares		1,221,261
Consideration received for divestiture	$ (11)		(10,814,449)				(10,814,460)
Consideration received for divestiture, shares	(11,058)
Excess of consideration for divestiture over net assets transferred			9,326,741				9,326,741
Net loss					(110,231,843)	(5,095)	(110,236,938)
Ending balance, value at Dec. 31, 2025	$ 97	$ 402,624	245,199,730	(20,000)	(204,269,519)	(4,124,379)	37,188,554
Ending balance, shares at Dec. 31, 2025	96,731	2,013,106
Net loss					$ (4,577,437)		$ (4,577,437)
Ending balance, shares at Mar. 31, 2026	96,731